Business Segments and Related Information	12 Months Ended
Dec. 31, 2020
Business Segments and Related Information [Abstract]
Disclosure of entity's operating segments [text block]

01 – Business segments and related information

The Group’s segmental information has been prepared in accordance with the “management approach”, which requires presentation of the segments on the basis of the internal management reports of the entity which are regularly reviewed by the chief operating decision maker, which is the Deutsche Bank Management Board, in order to allocate resources to a segment and to assess its financial performance.

Business segments

The Group’s segment reporting follows the organizational structure as reflected in its internal management reporting systems, which are the basis for assessing the financial performance of the business segments and for allocating resources to the business segments. Restatements due to changes in the organizational structure were implemented in the presentation of prior period comparisons.

Our business operations are organized under the divisional structure comprising the following corporate divisions:-

  –   Corporate Bank (CB)
  –   Investment Bank (IB)
  –   Private Bank (PB)
  –   Asset Management (AM)
  –   Capital Release Unit (CRU)
  –   Corporate & Other (C&O)

The segmental information for the corporate divisions CB, IB, AM, CRU and C&O remained unchanged in its scope. Within PB, Wealth Management (WM) and Private & Commercial Business International (PCBI) has been combined into one unit called the International Private Bank (IPB) from the third quarter 2020 reporting onwards. The segmental information for the corporate divisions are outlined below.

The Corporate Bank is comprised of Global Transaction Banking as well Commercial Banking. The division covers global corporate clients and commercial and business banking clients in Germany.

The Investment Bank (IB) combines Deutsche Bank’s Fixed Income, Currency (FIC) Sales & Trading and, Origination & Advisory, as well as Deutsche Bank Research.

The Private Bank comprises of Private Bank Germany and International Private Bank. Private Bank Germany remains unchanged in its scope. The International Private Bank brings together WM’s globally connected clients across Germany, Europe, the Americas, Asia and the Middle East and Africa, along with PCBI’s private clients and small and medium-sized enterprises in Italy, Spain, Belgium and India. IPB revenues are further categorized into the client segments “IPB Personal Banking” and “IPB Private Banking and Wealth Management”. The “IPB Personal Banking” client segment covers the retail and affluent customers as well as small businesses. The client segment “Private Banking and Wealth Management” combines our coverage of high-net-worth and ultra-high-net-worth clients, as well as private banking clients and small and medium-sized corporate clients, providing an integrated servicing model for wealth management, private and business banking. Prior period data has been restated.

Asset Management operates under the DWS brand. Asset Management provides investment solutions to individual investors and institutions with a diversified range of Active, Passive and Alternative Asset Management products and services.

Capital Release Unit (CRU) includes the remaining assets transferred in from our Equities Sales & Trading business, lower yielding fixed income positions, particularly in Rates, our former CIB Non-Strategic portfolio as well as a legacy loan portfolio from the former Private & Commercial Bank in Poland. BNP Paribas and Deutsche Bank have signed a master transaction agreement to provide continuity of service to Deutsche Bank’s Prime Finance and Electronic Equities clients. Under the agreement Deutsche Bank will continue to operate the platform until clients can be migrated to BNP Paribas.

Corporate & Other includes revenues, costs and resources held centrally that are not allocated to the individual business segments as well as valuation and timing differences from different accounting methods used for management reporting and IFRS and unallocated items.

Measurement of segment profit or loss

Segment reporting requires a presentation of the segment results based on management reporting methods, including a reconciliation between the results of the business segments and the consolidated financial statements, which is presented in the “Segmental Results of Operations” within this note. The information provided about each segment is based on internal management reporting about segment profit or loss, assets and other information which is regularly reviewed by the chief operating decision maker. Segment assets are presented in the Group’s internal management reporting based on a consolidated view, i.e., the amounts do not include intersegment balances. The Group`s internal management reporting does not consider segment liabilities or interest expense separately. Similarly, depreciation and amortization, tax expenses and other comprehensive income are not presented separately internally and are therefore not disclosed here

Non-IFRS compliant accounting methods used in the Group’s management reporting represent either valuation or classification differences. The largest valuation differences relate to measurement at fair value in management reporting versus measurement at amortized cost under IFRS and to the recognition of trading results from own shares in revenues in management reporting (in IB) and in equity under IFRS. The major classification difference relates to noncontrolling interest, which represents the net share of minority shareholders in revenues, provision for credit losses, noninterest expenses and income tax expenses. Noncontrolling interest is reported as a component of the profit before tax of the businesses in management reporting (with a reversal in C&O) and a component of net income appropriation under IFRS.

Since the Group’s business activities are diverse in nature and its operations are integrated, certain estimates and judgments have been made to apportion revenue and expense items among the business segments.

The management reporting systems allocate the Group’s external net interest income according to the value of funding consumed or provided by each business segment’s activities, in accordance with our internal funds transfer pricing (“FTP”) framework. Furthermore, to retain comparability with those competitors that have legally independent units with their own equity funding, the Group allocates a net notional interest benefit on its consolidated capital, in line with each segment’s proportion of average shareholders’ equity.

Management uses certain measures for equity and related ratios as part of its internal reporting system because it believes that these measures provide it with a useful indication of the financial performance of the business segments. The Group discloses such measures to provide investors and analysts with further insight into how management operates the Group’s businesses and to enable them to better understand the Group’s results. These measures includes allocation of average shareholder’s equity..

Funds Transfer Pricing

In the third quarter of 2019, the FTP framework was changed in order to enhance its effectiveness as a management tool, as well as to better support funding cost optimization. The new FTP framework aims to more accurately allocate funding costs and benefits to the firm’s business divisions in a risk-adjusted and uniform manner across the Group. The methodology changes do not impact overall group funding costs for 2019, however, the framework results in a re-allocation of costs and benefits between segments. This re-allocation resulted in a benefit to the trading businesses, partially offset by a reduction in funding benefits to the Private Bank (PB) and Corporate Bank (CB) versus the prior methodology. As part of the introduction of the new framework, a decision was made to hold certain transitional costs in Corporate & Others (C&O), which will reduce over time, reflecting the long dated nature of our liabilities.

The impact of the new FTP framework for the first half of 2019 would have been a positive impact on the results of IB and CRU of approximately € 140 million and € 30 million, respectively, while the results of CB, PB and C&O would have been lower by approximately € 20 million, € 30 million and € 120 million, respectively.

The impact of the new FTP framework for the full year 2018 would have been a positive impact on the results of IB and CRU of approximately € 200 million and € 40 million, respectively, while the results of CB, PB and C&O would have been lower by approximately € 60 million, € 60 million and € 120 million, respectively.

Allocation of Average Shareholder’s Equity

Shareholders’ equity is fully allocated to the Group’s segments based on the regulatory capital demand of each segment. Regulatory capital demand reflects the combined contribution of each segment to the Groups’ Common Equity Tier 1 ratio, the Groups’ Leverage ratio and the Group’s Capital Loss under Stress. Contributions in each of the three dimensions are weighted to reflect their relative importance and level of constraint for the Group. Contributions to the Common Equity Tier 1 ratio and the Leverage ratio are measured through Risk Weighted Assets (RWA) and Leverage Ratio Exposure. The Group’s Capital Loss under Stress is a measure of the Group’s overall economic risk exposure under a defined stress scenario. Goodwill and other intangible assets are directly attributed to the Group’s segments in order to allow the determination of allocated tangible shareholders’ equity and the respective returns. Shareholders’ equity and tangible shareholders’ equity is allocated on a monthly basis and averaged across quarters and for the full year

US Tax Exempt Securities

Net interest income as a component of net revenues, profit (loss) before tax and related ratios are presented on a fully taxable-equivalent basis for US tax-exempt securities for the Investment Bank. This enables management to measure performance of taxable and tax-exempt securities on a comparable basis. This presentation resulted in an increase in Investment Bank net interest income of € 45 million for full year 2020, € 35 million for full year 2019 and € 42 million for full year 2018. This increase is offset in Group consolidated figures through a reversal in C&O. The tax rate used in determining the fully taxable-equivalent of net interest income in respect of the majority of the US tax-exempt securities is 21 % for 2020, 2019 and 2018.

Infrastructure Full-time Employees realignment

During 2020 Infrastructure functions that were embedded within the operating business segments were realigned to the business segment C&O. Accordingly, approximately 11,600 full-time equivalent employees (FTEs) moved from the Investment Bank, Private Bank and Capital Release Unit to the business segment C&O. This change did not result in a material financial impact at a segment level, as costs are allocated from C&O to the operating business segments that are using the service of the respective infrastructure functions, in accordance with the plan. Comparative segmental financial information has been restated accordingly.

Segmental results of operations

The following tables present the results of the Group’s business segments, including the reconciliation to the consolidated results of operations under IFRS.

	2020
in € m. (unless stated otherwise)	Corporate Bank	Investment Bank	Private Bank	Asset Management	Capital Release Unit	Corporate & Other	Total Consolidated
Net revenues[1]	5,145	9,283	8,126	2,229	(225)	(548)	24,011
Provision for credit losses	366	688	711	2	29	(3)	1,792
Noninterest expenses
Compensation and benefits	1,064	1,906	2,884	740	168	3,709	10,471
General and administrative expenses	3,126	3,493	4,242	764	1,774	(3,140)	10,259
Impairment of goodwill and other intangible assets	0	0	0	0	0	0	0
Restructuring activities	28	14	413	22	5	3	485
Total noninterest expenses	4,218	5,413	7,539	1,527	1,947	572	21,216
Noncontrolling interests	0	11	0	157	(0)	(169)	0
Profit (loss) before tax	561	3,171	(124)	544	(2,201)	(948)	1,003
Cost/income ratio	82%	58%	93%	68%	N/M	N/M	88%
Assets[2]	237,497	573,673	296,637	9,453	197,667	10,035	1,324,961
Additions to non-current assets	10	4	485	32	0	2,891	3,423
Risk-weighted assets	57,288	128,487	77,074	9,997	34,415	21,690	328,951
Leverage exposure (fully loaded)[3]	273,795	476,261	307,746	4,695	71,726	29,243	1,078,268
Average allocated shareholders' equity	9,904	22,943	11,521	4,760	6,205	(23)	55,308
Post-tax return on average shareholders’ equity[4]	3%	9%	(1) %	8%	(26) %	N/M	0%
Post-tax return on average tangible shareholders’ equity[4]	4%	10%	(2) %	21%	(27) %	N/M	0%

[1] includes:
Net interest income	2,882	3,325	4,475	1	61	804	11,548
Net income (loss) from equity method investments	3	22	23	63	9	1	120
[2] includes:
Equity method investments	69	399	60	304	67	4	901

N/M – Not meaningful

[3] The Group leverage exposure is presented excluding certain Euro-based exposures facing Eurosystem central banks based on the ECB-decision (EU) 2020/1306 and after having obtained permission from the ECB. The segmental leverage exposures are presented without that deduction.

[4]The post-tax return on average tangible shareholders’ equity and average shareholders’ equity at the Group level reflects the reported effective tax rate for the Group, which was 39 % for the year ended December 31, 2020. For the post-tax return on average tangible shareholders’ equity and average shareholders’ equity of the segments, the Group effective tax rate was adjusted to exclude the impact of permanent differences not attributed to the segments, so that the segment tax rates were 28% for the year ended December 31, 2020. For further information, please refer to “Supplementary Information (Unaudited): Non-GAAP Financial Measures” of this annual report.

	2019
in € m. (unless stated otherwise)	Corporate Bank	Investment Bank	Private Bank	Asset Management	Capital Release Unit	Corporate & Other	Total Consolidated
Net revenues[1]	5,244	7,019	8,206	2,332	217	147	23,165
Provision for credit losses	284	109	344	1	(14)	0	723
Noninterest expenses
Compensation and benefits	1,073	1,983	2,990	832	359	3,906	11,142
General and administrative expenses	3,165	4,237	4,481	851	2,898	(3,380)	12,253
Impairment of goodwill and other intangible assets	492	0	545	0	0	0	1,037
Restructuring activities	137	169	126	29	143	40	644
Total noninterest expenses	4,867	6,389	8,142	1,711	3,400	566	25,076
Noncontrolling interests	0	20	(0)	152	1	(173)	0
Profit (loss) before tax	92	502	(279)	468	(3,170)	(247)	(2,634)
Cost/income ratio	93%	91%	99%	73%	N/M	N/M	108%
Assets[2]	228,663	501,774	270,334	9,936	259,224	27,743	1,297,674
Additions to non-current assets	9	1	215	27	0	1,069	1,322
Risk-weighted assets	58,808	116,552	74,032	9,527	45,874	19,223	324,015
Leverage exposure (fully loaded)	270,647	432,254	282,575	4,643	126,905	51,016	1,168,040
Average allocated shareholders' equity	10,464	23,052	11,729	4,821	10,105	0	60,170
Post-tax return on average shareholders’ equity[3]	0%	1%	(2) %	7%	(23) %	N/M	(10) %
Post-tax return on average tangible shareholders’ equity[3]	0%	1%	(3) %	18%	(24) %	N/M	(11) %

[1] includes:
Net interest income	2,633	2,707	4,804	(39)	85	3,559	13,749
Net income (loss) from equity method investments	3	32	14	49	12	1	110
[2] includes:
Equity method investments	66	412	82	276	90	4	929

N/M – Not meaningful

Prior year segmental information presented in the current structure

[3]The post-tax return on average tangible shareholders’ equity and average shareholders’ equity at the Group level reflects the reported effective tax rate for the Group, which was (100) % for the year ended December 31, 2019. For the post-tax return on average tangible shareholders’ equity and average shareholders’ equity of the segments, the Group effective tax rate was adjusted to exclude the impact of permanent differences not attributed to the segments, so that the segment tax rates were 28 % for the year ended December 31, 2019. For further information, please refer to “Supplementary Information (Unaudited): Non-GAAP Financial Measures” of this annual report.

	2018
in € m. (unless stated otherwise)	Corporate Bank	Investment Bank	Private Bank	Asset Management	Capital Release Unit	Corporate & Other	Total Consolidated
Net revenues[1]	5,278	7,561	8,520	2,187	1,911	(142)	25,316
Provision for credit losses	142	70	349	(1)	(36)	1	525
Noninterest expenses
Compensation and benefits	1,063	2,175	3,059	787	547	4,183	11,814
General and administrative expenses	2,787	4,134	4,448	929	2,742	(3,754)	11,286
Impairment of goodwill and other intangible assets	0	0	0	0	0	0	0
Restructuring activities	32	199	49	19	62	(1)	360
Total noninterest expenses	3,882	6,509	7,556	1,735	3,351	428	23,461
Noncontrolling interests	0	24	(0)	85	1	(109)	0
Profit (loss) before tax	1,254	958	616	368	(1,404)	(461)	1,330
Cost/income ratio	74%	86%	89%	79%	N/M	N/M	93%
Assets[2]	216,163	458,464	270,150	10,030	370,090	23,240	1,348,137
Additions to non-current assets	13	2	303	43	1	1,286	1,647
Risk-weighted assets[3]	60,305	122,662	67,180	10,365	72,133	17,789	350,432
Leverage exposure (fully loaded)	257,921	413,631	287,760	5,044	280,638	27,933	1,272,926
Average allocated shareholders' equity	10,927	22,629	12,397	4,837	11,704	115	62,610
Post-tax return on average shareholders’ equity[4]	8%	2%	3%	5%	(9) %	N/M	(0) %
Post-tax return on average tangible shareholders’ equity[4]	9%	3%	4%	14%	(9) %	N/M	(0) %

[1] includes:
Net interest income	2,419	2,209	4,905	(51)	416	3,417	13,316
Net income (loss) from equity method investments	3	157	2	41	10	6	219
[2] includes:
Equity method investments	63	406	78	240	87	5	879

N/M – Not meaningful

Prior year segmental information presented in the current structure

[3]Risk-weighted assets are based upon CRR/CRD 4 fully loaded.

[4]The post-tax return on average tangible shareholders’ equity and average shareholders’ equity at the Group level reflects the reported effective tax rate for the Group, which was 74 % for the year ended December 31, 2018. For the post-tax return on average tangible shareholders’ equity and average shareholders’ equity of the segments, the Group effective tax rate was adjusted to exclude the impact of permanent differences not attributed to the segments, so that the segment tax rates were 28 % for the year ended December 31, 2018. For further information, please refer to “Supplementary Information (Unaudited): Non-GAAP Financial Measures” of this annual report.

Corporate Bank

				2020 increase (decrease) from 2019		2019 increase (decrease) from 2018
in € m. (unless stated otherwise)	2020	2019	2018	in € m.	in %	in € m.	in %
Net revenues
Global Transaction Banking	3,698	3,810	3,908	(112)	(3)	(98)	(3)
Commercial Banking	1,447	1,433	1,370	14	1	63	5
Total net revenues	5,145	5,244	5,278	(98)	(2)	(34)	(1)
Provision for credit losses	366	284	142	82	29	142	100
Noninterest expenses
Compensation and benefits	1,064	1,073	1,063	(9)	(1)	10	1
General and administrative expenses	3,126	3,165	2,787	(40)	(1)	378	14
Impairment of goodwill and other intangible assets	0	492	0	(492)	N/M	492	N/M
Restructuring activities	28	137	32	(108)	(79)	105	N/M
Total noninterest expenses	4,218	4,867	3,882	(649)	(13)	986	25
Noncontrolling interests	0	0	0	0	N/M	0	N/M
Profit (loss) before tax	561	92	1,254	469	N/M	(1,162)	(93)
Total assets (in € bn)[1]	237	229	216	9	4	13	6
Loans (gross of allowance for loan losses, in € bn)	114	119	114	(5)	(4)	5	5
Employees (full-time equivalent)	7,368	7,712	7,653	(345)	(4)	60	1

N/M – Not meaningful

Prior year segmental information presented in the current structure

[1]Segment assets represent consolidated view, i.e., the amounts do not include intersegment balances.

Investment Bank

				2020 increase (decrease) from 2019		2019 increase (decrease) from 2018
in € m. (unless stated otherwise)	2020	2019	2018	in € m.	in %	in € m.	in %
Net revenues
Fixed Income, Currency (FIC) Sales & Trading	7,088	5,525	5,644	1,563	28	(119)	(2)
Debt Origination	1,542	1,119	1,146	423	38	(27)	(2)
Equity Origination	379	149	197	231	155	(48)	(24)
Advisory	277	370	458	(93)	(25)	(88)	(19)
Origination & Advisory	2,198	1,638	1,801	560	34	(163)	(9)
Other	(3)	(144)	117	142	(98)	(261)	N/M
Total net revenues	9,283	7,019	7,561	2,265	32	(542)	(7)
Provision for credit losses	688	109	70	579	N/M	38	54
Noninterest expenses
Compensation and benefits	1,906	1,983	2,175	(76)	(4)	(192)	(9)
General and administrative expenses	3,493	4,237	4,134	(744)	(18)	103	2
Impairment of goodwill and other intangible assets	0	0	0	0	N/M	0	N/M
Restructuring activities	14	169	199	(155)	(92)	(30)	(15)
Total noninterest expenses	5,413	6,389	6,509	(975)	(15)	(121)	(2)
Noncontrolling interests	11	20	24	(8)	(41)	(4)	(18)
Profit (loss) before tax	3,171	502	958	2,669	N/M	(456)	(48)
Total assets (in € bn)[1]	574	502	458	72	14	43	9
Loans (gross of allowance for loan losses, in € bn)	69	75	65	(6)	(8)	10	16
Employees (full-time equivalent)	4,258	4,351	4,623	(93)	(2)	(273)	(6)

N/M – Not meaningful

Prior year segmental information presented in the current structure

[1]Segment assets represent consolidated view, i.e., the amounts do not include intersegment balances.

Private Bank

				2020 increase (decrease) from 2019		2019 increase (decrease) from 2018
in € m. (unless stated otherwise)	2020	2019	2018	in € m.	in %	in € m.	in %
Net revenues:
Private Bank Germany	4,992	5,070	5,320	(78)	(2)	(251)	(5)
International Private Bank	3,134	3,137	3,200	(3)	(0)	(64)	(2)
IPB Personal Banking[1]	830	869	888	(39)	(5)	(19)	(2)
IPB Private Banking[2] and Wealth Management	2,304	2,267	2,312	37	2	(44)	(2)
Total net revenues	8,126	8,206	8,520	(80)	(1)	(314)	(4)
Of which:
Net interest income	4,475	4,804	4,905	(329)	(7)	(101)	(2)
Commissions and fee income	3,048	2,865	2,788	183	6	77	3
Remaining income	603	537	827	66	12	(290)	(35)
Provision for credit losses	711	344	349	367	107	(5)	(2)
Noninterest expenses:
Compensation and benefits	2,884	2,990	3,059	(106)	(4)	(69)	(2)
General and administrative expenses	4,242	4,481	4,448	(240)	(5)	34	1
Impairment of goodwill and other intangible assets	0	545	0	(545)	N/M	545	N/M
Restructuring activities	413	126	49	287	N/M	76	155
Total noninterest expenses	7,539	8,142	7,556	(603)	(7)	586	8
Noncontrolling interests	0	(0)	(0)	1	N/M	(0)	N/M
Profit (loss) before tax	(124)	(279)	616	155	(56)	(895)	N/M
Total assets (in € bn)[3]	297	270	270	26	10	0	0
Loans (gross of allowance for loan losses, in € bn)	237	227	216	10	5	11	5
Assets under Management (in € bn)[4]	493	482	446	11	2	36	8
Net flows (in € bn)	16	4	(2)	12	N/M	7	N/M
Employees (full-time equivalent)	29,945	31,599	32,437	(1,654)	(5)	(838)	(3)

N/M – Not meaningful

Prior year segmental information presented in the current structure

[1]Including small businesses in Italy, Spain and India.

[2]Including small & mid caps in Italy, Spain and India.

[3]Segment assets represent consolidated view, i.e., the amounts do not include intersegment balances.

4We define assets under management as (a) assets we hold on behalf of customers for investment purposes and/or (b) client assets that are managed by us. We manage assets under management on a discretionary or advisory basis, or these assets are deposited with us. Deposits are considered assets under management if they serve investment purposes. In our Private Bank Germany and Private & Commercial Business International, this includes all time deposits and savings deposits. In Wealth Management, we assume that all customer deposits are held with us primarily for investment purposes.

Asset Management

				2020 increase (decrease) from 2019		2019 increase (decrease) from 2018
in € m. (unless stated otherwise)	2020	2019	2018	in € m.	in %	in € m.	in %
Net revenues
Management Fees	2,136	2,141	2,115	(5)	(0)	26	1
Performance and transaction fees	90	201	91	(111)	(55)	111	122
Other	3	(10)	(19)	13	N/M	9	(48)
Total net revenues	2,229	2,332	2,187	(103)	(4)	146	7
Provision for credit losses	2	1	(1)	1	59	2	N/M
Noninterest expenses
Compensation and benefits	740	832	787	(92)	(11)	45	6
General and administrative expenses	764	851	929	(87)	(10)	(78)	(8)
Impairment of goodwill and other intangible assets	0	0	0	0	N/M	0	N/M
Restructuring activities	22	29	19	(6)	(22)	10	51
Total noninterest expenses	1,527	1,711	1,735	(185)	(11)	(23)	(1)
Noncontrolling interests	157	152	85	5	4	68	80
Profit (loss) before tax	544	468	368	76	16	99	27
Total assets (in € bn)[1]	9	10	10	(0)	(5)	(0)	(1)
Assets under Management (in € bn)	793	768	664	25	3	103	16
Net flows (in € bn)	30	25	(23)	5	N/M	48	N/M
Employees (full-time equivalent)	3,926	3,925	4,022	1	0	(97)	(2)

N/M – Not meaningful

Prior year segmental information presented in the current structure

[1]Segment assets represent consolidated view, i.e., the amounts do not include intersegment balances.

Capital Release Unit

				2020 increase (decrease) from 2019		2019 increase (decrease) from 2018
in € m. (unless stated otherwise)	2020	2019	2018	in € m.	in %	in € m.	in %
Net revenues	(225)	217	1,911	(442)	N/M	(1,694)	(89)
Provision for credit losses	29	(14)	(36)	43	N/M	22	(61)
Noninterest expenses
Compensation and benefits	168	359	547	(191)	(53)	(188)	(34)
General and administrative expenses	1,774	2,898	2,742	(1,124)	(39)	156	6
Impairment of goodwill and other intangible assets	0	0	0	0	N/M	0	N/M
Restructuring activities	5	143	62	(139)	(97)	81	131
Total noninterest expenses	1,947	3,400	3,351	(1,453)	(43)	49	1
Noncontrolling interests	(0)	1	1	(1)	N/M	1	136
Profit (loss) before tax	(2,201)	(3,170)	(1,404)	970	(31)	(1,766)	126
Total assets (in € bn)[1]	198	259	370	(62)	(24)	(111)	(30)
Employees (full-time equivalent)	482	621	1,540	(139)	(22)	(919)	(60)

N/M – Not meaningful

Prior year segmental information presented in the current structure

[1]Segment assets represent consolidated view, i.e., the amounts do not include intersegment balances.

Corporate & Other (C&O)

				2020 increase (decrease) from 2019		2019 increase (decrease) from 2018
in € m. (unless stated otherwise)	2020	2019	2018	in € m.	in %	in € m.	in %
Net revenues	(548)	147	(142)	(695)	N/M	289	N/M
Provision for credit losses	(3)	0	1	(4)	N/M	(0)	(84)
Noninterest expenses
Compensation and benefits	3,709	3,906	4,183	(197)	(5)	(277)	(7)
General and administrative expenses	(3,140)	(3,380)	(3,754)	240	(7)	374	(10)
Impairment of goodwill and other intangible assets	0	0	0	0	N/M	0	N/M
Restructuring activities	3	40	(1)	(38)	(93)	41	N/M
Total noninterest expenses	572	566	428	6	1	138	32
Noncontrolling interests	(169)	(173)	(109)	3	(2)	(64)	58
Profit (loss) before tax	(948)	(247)	(461)	(701)	N/M	215	(47)
Employees (full-time equivalent)	38,680	39,389	41,463	(709)	(2)	(2,074)	(5)

N/M – Not meaningful

Prior year segmental information presented in the current structure

Entity-wide disclosures

The Group’s Entity-Wide Disclosures include net revenues from internal and external counterparties. Excluding revenues from internal counterparties would require disproportionate IT investment and is not in line with the Bank's management approach. For detail of our net revenue components please see “Management Report: Operating and Financial Review: Results of Operations: Corporate Divisions”.

The following table presents total net revenues (before provisions for credit losses) by geographic area for the years ended December 31, 2020, 2019 and 2018, respectively. The information presented for CB, IB, PB, AM and CRU has been classified based primarily on the location of the Group’s office in which the revenues are recorded. The information for C&O is presented on a global level only, as management responsibility for C&O is held centrally.

in € m.	2020	2019	2018
Germany:
Corporate Bank	2,532	2,441	2,366
Investment Bank	431	365	419
Private Bank	5,460	5,541	5,903
Asset Management	992	1,054	985
Capital Release Unit	23	80	85
Total Germany	9,439	9,481	9,758
UK:
Corporate Bank	110	207	241
Investment Bank	3,552	2,244	2,621
Private Bank	31	29	26
Asset Management	292	345	295
Capital Release Unit	(383)	(181)	485
Total UK	3,602	2,645	3,667
Rest of Europe, Middle East and Africa:
Corporate Bank	934	846	832
Investment Bank	358	292	250
Private Bank	1,680	1,669	1,704
Asset Management	344	380	379
Capital Release Unit	35	99	243
Total Rest of Europe, Middle East and Africa	3,352	3,286	3,408
Americas (primarily United States):
Corporate Bank	772	952	1,023
Investment Bank	3,281	2,697	2,958
Private Bank	362	374	361
Asset Management	465	437	413
Capital Release Unit	50	88	712
Total Americas	4,930	4,548	5,467
Asia/Pacific:
Corporate Bank	796	797	816
Investment Bank	1,660	1,420	1,313
Private Bank	594	593	527
Asset Management	136	116	114
Capital Release Unit	49	130	387
Total Asia/Pacific	3,236	3,057	3,157
Corporate and Other	(548)	147	(142)
Consolidated net revenues[1]	24,011	23,165	25,316

[1]Consolidated net revenues comprise interest and similar income, interest expenses and total noninterest income (including net commission and fee income). Revenues are attributed to countries based on the location in which the Group’s booking office is located. The location of a transaction on the Group’s books is sometimes different from the location of the headquarters or other offices of a customer and different from the location of the Group’s personnel who entered into or facilitated the transaction. Where the Group records a transaction involving its staff and customers and other third parties in different locations frequently depends on other considerations, such as the nature of the transaction, regulatory considerations and transaction processing considerations.